Issued Capital - Schedule of Dividends Declared (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended		96 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Disclosure of dividend [abstract]
Dividend declared	$ 129,987	$ 132,915	$ 1,078,000
Dividend reinvested discount rate	3.00%